Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,762,628)	$ (2,086,714)	$ (6,242,949)	$ (16,032,305)
Less: Loss from discontinued operations			0	(7,996)
Loss from continuing operations			(6,242,949)	(16,024,309)
Adjustments to reconcile net loss to cash used in operating activities:
Derivative liability insufficient shares	2,033,074
Depreciation	8,143	7,916	31,680	27,779
Stock based compensation	103,822	188,918	1,107,494	1,143,730
Amortization of prepaid expenses	42,858	93,828	210,094	376,936
Amortization of debt discount	35,172	35,591	178,962	238,033
Common stock issued for financing cost			0	57,466
Common stock issued for services	0	79,500	79,500	1,888,391
Common stock to be issued for services			0	100,000
Amortization of intangible assets	98,612	98,611	394,446	2,087,908
(Gain) loss on extinguishment of debt	(172,731)	11,068
Change in fair value of derivative liability	98,640	(587,077)	(765,556)	0
Loss On extinguishment of debt			266,111	1,587,027
Non-cash interest expense	0	1,316,846	1,316,846	0
Loss on conversion of convertible debt			11,068	0
Common stock issued in settlement of an obligation			226,172	0
Severance cost note receivable waived			102,387	0
Amortization of debt issuance cost	688,432	32,944	0	100,000
Loss on impairment of intangible assets			0	5,966,452
Decrease in other assets	10,825	0
Changes in operating assets & liabilities:
Increase in interest receivable	0	(256)	1,701	(1,026)
Increase in shareholder advances	150,000	0	(103,230)	(284,574)
Increase in advance taken			47,720	0
Increase in deferred revenue	(7,397)	0	333,125	0
(Increase) decrease in inventory			20,089	(20,089)
Increase in due to first insurance funding			80,614	0
Increase in accounts payable and accrued expenses	219,651	138,052	659,400	277,507
Net cash provided by (used in) operating activities from continuing operations	(141,959)	(703,717)	(2,044,326)	(2,478,769)
Net cash provided by (used in) operating activities from discontinued operations			0	(7,996)
Net cash provided by (used in) operating activities	(141,959)		(2,044,326)	(2,486,765)
CASH FLOW FROM INVESTING ACTIVITIES:
Acquisition of Patents			0	(10,000)
Increase in property and equipment			(8,710)	(40,495)
Net cash provided by (used in) investing activities from continuing operations			(8,710)	(50,495)
Net cash provided by (used in) investing activities from discontinued operations			0	0
Net cash provided by (used in) investing activities	0	0	(8,710)	(50,495)
CASH FLOW FROM FINANCING ACTIVITIES:
Common stock issued under registration statement on Form S-1	175,000	594,870
Proceeds From Convertible Note	0	1,325,000	1,325,000	1,010,000
Common stock issued under registration statement on Form S-3			1,287,261
Repayment of convertible notes	0	(1,243,200)	(1,243,200)
Repayment of promissory note	0	(90,000)	(90,000)	(120,000)
Proceeds from Common Stock under S-1			0	358,538
Common stock issued under SPA		105,000	455,000	1,252,000
Repayment of first insurance funding	(26,781)	(32,873)	(86,706)	7,504
Proceeds from Common stock to be issued under Stock Purchase agreement			0	25,000
Net cash provided by (used in) continuing financing activities	148,219	658,797	1,647,355	2,533,042
Net cash provided by (used in) financing activities	148,219	658,797	1,647,355	2,533,042
Net (decrease) increase in cash and cash equivalents	6,260	(44,920)	(405,681)	(4,218)
Cash and cash equivalents at beginning of period	47,282	452,963	452,963	457,181
Cash and cash equivalents at end of period	53,542	408,043	47,282	452,963
CASH PAID DURING THE PERIOD FOR:
Interest	0	0	177,500	0
Income taxes - net of tax refund	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued against common stock to be issued	135,000	125,000	125,000	66,974
Initial derivative liability at issuance of notes	0	2,641,846	2,641,846	0
Convertible note converted to common stock	688,432	32,944	0	1,221,119
Common stock issued on cashless exercise of options	0	28	28	20
Common Stock issued against Common stock to be issued for acquisition	0	4,270,000	4,270,000	0
Common stock issued against CS subscription			46,000	0
Common stock issued for severance			64,197	225,000
Common Stock issued against settlement of debt	60,000		237,057	0
Promissory note refinanced against convertible note			$ 367,931	0
Accrued interest converted to common Stock			32,944
Acquisition Of patents against notes payable and accounts payable			$ 0	240,000
Common stock to be issued for acquisition			$ 0	$ 4,270,000
Initial debt discount at issuance of notes	250,000	1,325,000
Convertible debt issued against settlement of Liabilitie	250,000	0
Initial Debt discount on extinguishment of Notes	209,522	0
Common Stock issued against stock subscription receivable	$ 40,000	$ 0